Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries - Statement Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net cash provided by operating activities	$ 174,343	$ 86,012	$ 160,832
Capital expenditures	(29,592)	(25,639)	(21,496)
Business combinations, net of cash acquired	(3,664)	(9,469)	(1,919)
Other sources/(uses) - net	(858)	(592)	573
Net cash used by investing activities	(34,114)	(35,700)	(22,842)
Purchases of treasury stock	(147,886)	(109,330)	(4,225)
Dividends paid to shareholders	(12,538)	(11,881)	(8,157)
Proceeds from exercise of stock options	8,036	5,327	545
Realized excess tax benefit on share based compensation	3,854	3,357	1,955
Debt issuance costs	(2,657)
Change in cash overdrafts payable	(826)	(581)	2,891
Change in intercompany accounts
Net decrease in revolving line of credit			(8,200)
Repayment of long-term debt			(14,669)
Other sources/(uses) - net	(48)	297	658
Net cash used by financing activities	(152,065)	(112,811)	(29,202)
Increase/(decrease) in cash and cash equivalents	(11,836)	(62,499)	108,788
Cash and cash equivalents at beginning of year	49,917	112,416	3,628
Cash and cash equivalents at end of year	38,081	49,917	112,416
Parent Company [Member]
Net cash provided by operating activities	12,444	2,862	950
Capital expenditures	(73)	(18)	(448)
Business combinations, net of cash acquired
Other sources/(uses) - net	(191)	(157)	702
Net cash used by investing activities	(264)	(175)	254
Purchases of treasury stock	(147,791)	(109,326)	(4,225)
Dividends paid to shareholders	(12,538)	(11,881)	(8,157)
Proceeds from exercise of stock options	8,036	5,327	545
Realized excess tax benefit on share based compensation	3,854	3,357	1,955
Debt issuance costs	(2,657)
Change in cash overdrafts payable	9	1,645	19
Change in intercompany accounts	126,040	44,135	140,674
Net decrease in revolving line of credit			(8,200)
Repayment of long-term debt			(14,500)
Other sources/(uses) - net	13	49	(49)
Net cash used by financing activities	(25,034)	(66,694)	108,062
Increase/(decrease) in cash and cash equivalents	(12,854)	(64,007)	109,266
Cash and cash equivalents at beginning of year	45,324	109,331	65
Cash and cash equivalents at end of year	32,470	45,324	109,331
Guarantor Subsidiaries [Member]
Net cash provided by operating activities	158,159	81,781	153,387
Capital expenditures	(28,145)	(24,677)	(20,394)
Business combinations, net of cash acquired	(3,664)	(9,469)	(1,919)
Other sources/(uses) - net	(730)	(688)	(312)
Net cash used by investing activities	(32,539)	(34,834)	(22,625)
Purchases of treasury stock
Dividends paid to shareholders
Proceeds from exercise of stock options
Realized excess tax benefit on share based compensation
Debt issuance costs
Change in cash overdrafts payable	(835)	(2,226)	2,872
Change in intercompany accounts	(124,636)	(45,071)	(135,226)
Net decrease in revolving line of credit
Repayment of long-term debt			(169)
Other sources/(uses) - net			338
Net cash used by financing activities	(125,471)	(47,297)	(132,185)
Increase/(decrease) in cash and cash equivalents	149	(350)	(1,423)
Cash and cash equivalents at beginning of year	(1,571)	(1,221)	202
Cash and cash equivalents at end of year	(1,422)	(1,571)	(1,221)
Non-Guarantor Subsidiaries [Member]
Net cash provided by operating activities	3,740	1,369	6,495
Capital expenditures	(1,374)	(944)	(654)
Business combinations, net of cash acquired
Other sources/(uses) - net	63	253	183
Net cash used by investing activities	(1,311)	(691)	(471)
Purchases of treasury stock	(95)	(4)
Dividends paid to shareholders
Proceeds from exercise of stock options
Realized excess tax benefit on share based compensation
Debt issuance costs
Change in cash overdrafts payable
Change in intercompany accounts	(1,404)	936	(5,448)
Net decrease in revolving line of credit
Repayment of long-term debt
Other sources/(uses) - net	(61)	248	369
Net cash used by financing activities	(1,560)	1,180	(5,079)
Increase/(decrease) in cash and cash equivalents	869	1,858	945
Cash and cash equivalents at beginning of year	6,164	4,306	3,361
Cash and cash equivalents at end of year	$ 7,033	$ 6,164	$ 4,306